Financial Risk Management - Summary of Financial Instruments (Parenthetical) (Detail) - SEK (kr) kr in Millions	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure Of Financial Instruments [Abstract]
Cash and cash equivalents	kr 43,612	kr 45,079	kr 38,389	kr 35,884
Cash equivalents	kr 27,190	kr 27,743